Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.93%	1.49%	5.00%	(14.31%)	(0.58%)	7.20%	9.78%	(0.72%)	4.55%	3.12%
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	5.25%	4.43%	4.86%	(3.81%)	(0.33%)	3.17%	4.39%	1.13%	1.37%	1.42%
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	20.21%	27.87%	38.13%	(31.49%)	(19.39%)	33.82%	30.68%	(4.99%)	26.71%	2.90%
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	17.11%	19.16%	14.97%	(8.06%)	28.82%	(0.28%)	28.44%	(8.69%)	15.79%	14.32%
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	11.49%	15.26%	16.24%	(20.47%)	23.80%	13.65%	24.19%	(15.61%)	15.38%	15.53%
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	28.68%	7.57%	13.58%	(19.06%)	11.31%	13.79%	18.02%	(12.43%)	30.98%	6.42%
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	5.51%	15.09%	2.83%	10.41%	16.74%	(11.05%)
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	17.20%	25.01%	29.04%	(21.05%)	27.04%	21.52%
Knights of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]
Annual Return [Percent]	(1.54%)	4.11%	8.09%	(22.78%)	34.82%	(0.91%)
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.15%	2.39%	5.53%	14.24%	(1.00%)	7.58%	9.56%	(0.65%)	4.87%	4.35%
PineBridge Dynamic Asset Allocation Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	14.50%	5.67%	7.61%	(16.56%)	6.49%	12.97%	15.10%	(9.48%)	16.12%